Schedule of Stock Options Granted to Non-Employees (Details) (USD $)	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 1	$ 1,278,104
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 2	0.95
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 3	0
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 4	0
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 5	100,000
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 6	0.96
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 7	1,178,104
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 8	0.97
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 9	0
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 10	0
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 11	1,378,104
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 12	0.94
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 13	1,178,104
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 14	0.97
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 15	624,418
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 16	0.8
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 17	176,726
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 18	0.69
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 1		0
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 2		0
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 3		1,278,104
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 4		0.95
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 5		0
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 6		0
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 7		1,278,104
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 8		0.95
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 9		$ 176,726
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 10		0.69